STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2019
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions for estimate of fair value of outstanding stock options

December 31, 2019	Quebecor		Quebecor Media		TVA Group

Risk-free interest rate	1.80%		1.79%		1.80%
Distribution yield	1.35%		1.00%		—%
Expected volatility	17.94%		14.53%		51.81%
Expected remaining life	5.1	years	1.1	years	4.9	years

December 31, 2018	Quebecor		Quebecor Media		TVA Group

Risk-free interest rate	2.05%		1.97%		2.06%
Distribution yield	0.77%		1.13%		—%
Expected volatility	17.93%		16.11%		47.07%
Expected remaining life	4.8	years	1.5	years	5.2	years

Quebecor Stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2019		2018
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning of year	1,562,892	$23.40	440,000	$12.31
Granted	1,343,250	31.61	1,242,892	26.52
Transferred[1]	290,000	13.24	—	—
Exercised	(590,000)	11.72	(100,000)	12.75
Cancelled	(201,250)	28.57	(20,000)	26.52
Balance at end of year	2,404,892	$29.20	1,562,892	$23.40

Vested options at end of year	—	$—	340,000	$12.17
[1]

These options were transferred from the parent corporation. The fair value of the liability at the transfer date is assumed by the parent corporation, while subsequent changes in the fair value is assumed by the Corporation.

Quebecor Media stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2019		2018
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning of year	318,400	$64.61	595,827	$62.84
Exercised	(147,400)	62.41	(263,227)	60.31
Cancelled	(41,800)	69.91	(14,200)	70.06
Balance at end of year	129,200	$65.41	318,400	$64.61

Vested options at end of year	97,550	$63.74	170,500	$61.07

TVA Group stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2019		2018
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning of year	340,000	$2.99	60,000	$6.85
Granted	290,000	2.05	280,000	2.16
Cancelled	(115,000)	3.13	—	—
Balance at end of year	515,000	$2.43	340,000	$2.99

Vested options at end of year	28,000	$6.85	36,000	$6.85